RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		1 Months Ended					3 Months Ended			9 Months Ended		12 Months Ended
	Oct. 22, 2020	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Aug. 31, 2020	Jul. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Options shares purchsed										570,000	969,000	969,000	429,000
Monthly fee		$ 100,000
Number of shares issued				300,000
Warrants purchased value		0					$ 0			$ 0		$ 0	$ 0
Legal fees				$ 50,000
Aggregate purchase price				$ 1,800,000					$ 25,362,000				$ 2,403,000
Maximum [Member]
Related Party Transaction [Line Items]
Shares issued price per share							$ 7.50			$ 7.50		$ 7.50
Separation Agreements [Member]
Related Party Transaction [Line Items]
Options shares purchsed					33,334	16,667
Shares issued price per share					$ 7.50
Warrants to purchase common stock					16,667
Warrants purchased value					$ 300,000
Agreement description					If the Company was unable to close a qualified financing, as defined in the agreement of at least $3 million of equity or equity-linked securities by September 15, 2020 (as was extended up to October 28, 2020), a modified consideration would include 16,667 shares of unrestricted, fully vested common stock, a grant of stock options to purchase 33,334 shares of common stock at a price of $7.50 that will be fully vested and exercisable and $22 thousand in cash
Share based compensation arrangement cash					$ 22,000
Cash and equity issuances					$ 300,000
Settlement and Release Agreement [Member]
Related Party Transaction [Line Items]
Warrants to purchase common stock	325,000
Warrant description													In consideration of such withdrawal and releases, the members of the Stockholder Group have received: (i) an aggregate of 300,000 shares of Company common stock and (ii) warrants to purchase an aggregate of 325,000 shares of common stock (see Note 9). Such warrants (x) will be exercisable on a cash only basis at a strike price of 125% of the public offering price per share in a Company qualified public offering of more than $10 million, (y) will be exercisable for a period of 36 months, beginning six months after the consummation of a qualified public offering and ending on the forty-second month anniversary of a Company qualified public offering
Aggregate purchase price	$ 300,000
Warrant strike price	125.00%
Issuance of public offerings	$ 10,000,000
Settlement and Release Agreement [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Legal fees	$ 50,000
Series B Preferred Stock [Member] | Separation Agreements [Member]
Related Party Transaction [Line Items]
Options shares purchsed					13,575
2019 Notes [Member] | Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Debt conversion of share value													$ 200,000
2020 Notes [Member] | Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Debt conversion of shares													45,252
Upeva, Inc [Member]
Related Party Transaction [Line Items]
Monthly fee												$ 10,000
Owed amount		$ 10,000											$ 10,000
Directors Officers Employee and Consultatants [Member]
Related Party Transaction [Line Items]
Options shares purchsed							15,000	539,000		570,000	969,000	539,000	429,012
Former Secretary and Director [Member]
Related Party Transaction [Line Items]
Number of shares issued													254,902
Former Secretary and Director [Member] | Spire Family Holdings [Member]
Related Party Transaction [Line Items]
Number of shares issued													254,902
Director [Member]
Related Party Transaction [Line Items]
Options shares purchsed			33,334
Shares issued price per share			$ 7.50
Share based compensation arrangement cash			$ 47,000
Unrestricted, fully vested common stock shares			16,667
Legal fees			$ 25,000
Director [Member] | Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Number of redeemed shares													730,000
Shares issued price per share		$ 5.00											$ 5.00
Number of redeemed shares, value													$ 3,700,000
Due to related parties current		$ 2,000,000											$ 2,000,000